COLLABORATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
COLLABORATION ARRANGEMENTS
COLLABORATION ARRANGEMENTS

10. COLLABORATION ARRANGEMENTS

Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement

In December 2018, the Group entered into (i) a collaboration agreement (the “Sanjin Greater China Agreement”) that covers Greater China with Guilin Sanjin Pharmaceutical Co., Ltd. (“Sanjin”) and certain of its subsidiaries (collectively, “Sanjin Parties”) and (ii) a collaboration agreement (the “Sanjin ROW Agreement”, together with the Sanjin Greater China Agreement, the “2018 Sanjin Agreements”) that covers the regions other than Greater China with Sanjin. Pursuant to the Sanjin Greater China Agreement, the Group licensed the Chinese intellectual property directly related to a monospecific antibody molecule that binds to the PD-L1 target (the “PD-L1 Project”), including patent rights, patent application rights and technologies based on the core sequence of the molecule, to Sanjin Parties. Sanjin Parties will own all the Chinese intellectual property developed in the exercise of Sanjin Parties’ rights under the agreement, including but not limited to improvements (including combination products), clinical trials, regulatory filings, and commercialization rights relating thereto. The Group also granted Sanjin Parties a royalty-free license to use our other existing intellectual property and improvements thereto which are related to the PD-L1 Project for the purposes of exploiting its rights and performing its obligations under the agreement. Sanjin Parties will enjoy all the economic benefits deriving from the PD-L1 Project in Greater China, including but not limited to patent transfer fee, licensing fee, sales revenue and sales commission, etc. Sanjin Parties will pay the Group (i) single-digit percentage of net sales of the products that use the licensed antibody after such products enter the market and (ii) a low to mid-low double-digit percentage of the profits resulting from any transfer of the license to any third parties depending on the timing of the transfer relative to the development stage of the product. The Group also received RMB10,000,000 (equivalent to approximately US$1,511,168) upfront fee upon the effectiveness of the agreement from Sanjin Parties.

Pursuant to the Sanjin ROW Agreement, the Group granted Sanjin a royalty-free license to use all intellectual property relating to (i) the collaboration under the agreement that the Group controlled before the Group entered into the agreement or acquired independently of the agreement and (ii) improvements thereto for the purposes of exploiting its rights and performing its obligations under the agreement. Any intellectual property generated independently by a party under the agreement will be solely owned by that party who generated such intellectual property, and any intellectual property generated from cooperation between the Group and Sanjin’s affiliates in connection with the collaboration will be jointly owned. The Group retain the ownership of patent rights of key intellectual property pertaining to PD-L1 outside of the Greater China. In addition, all the results obtained by Sanjin relating to the research and development of any new antibody developed under the agreement will be owned by Sanjin. The Group retain a majority of the economic benefits derived from the Sanjin ROW Agreement, including but not limited to any patent transfer fee, licensing fee and gains realized under such transfer. In case the Group intend to transfer to a third party our share of economic interests in any country outside of Greater China, the Group must notify Sanjin and Sanjin will receive a right of first refusal if it pays the Group a deposit equal to a low double-digit percentage of the consideration that the Group expect to receive from such third party. If Sanjin waives the right of first refusal, the Group can proceed with the transfer, provided that the final transaction price with the third party is not lower than the amount of the offering price that was included in our notice to Sanjin.

The Group agreed not to (i) independently develop any monospecific antibodies that bind to the PD-L1 target or (ii) grant any rights associated with such antibodies to any third parties during the three-year period from the effective date of the agreement. The exclusivity obligation does not prevent the Group from (i) developing or granting any licenses to third parties for intellectual property that covers bispecific antibodies, ADCs, diagnostic antibodies, nano-particles and masked antibody against PD-L1 target and (ii) continuing to provide antibody screening service that were commenced before the execution of the Sanjin Greater China Agreement and either party has the independent right to conduct combination therapy studies outside of the Greater China. Either non-breaching party may terminate the 2018 Sanjin Agreements if the other party’s ability to comply with its respective obligations under the agreements is negatively affected by contingencies such as failure to maintain operation or changes in core project management and the other party fails to take effective remedial measures. Each agreement automatically terminates upon the termination of the other agreement. Upon the rescission or termination, Sanjin Parties will return to the Group all the intellectual property, documents and data provided by the Group under the 2018 Sanjin Agreements.

In the event that the failure of the development of the product candidate solely arises from the Group’s research and development basis specified under this agreement, Sanjin has the right to claim back all the payment made to the Group. The Group considers the possibility of occurrence of such event is very remote.

For the year ended December 31, 2018, the Group recognized revenue of RMB10,000,000 (equivalent to approximately US$1,511,168) for this agreement. No additional revenue was recognized for the years ended December 31, 2019, 2020 and 2021.

Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement

In May 2019, the Group entered into (i) a collaboration agreement that covers Greater China (the “Dragon Boat Greater China Agreement”) and (ii) a collaboration agreement that covers the regions other than Greater China (the “Dragon Boat ROW Agreement,” together with the Dragon Boat Greater China Agreement, the “2019 Dragon Boat Agreements”), with Dragon Boat Biopharmaceutical (Shanghai) Limited (“Dragon Boat”), a subsidiary of Sanjin. Pursuant to the Dragon Boat Greater China Agreement, the Group will license the Chinese intellectual property directly related to a certain monospecific antibody molecule that binds to a specified target (the “Specified Project”), including the patent rights, patent application rights and technologies based on the core sequence of the molecule, to Dragon Boat. Dragon Boat will own all the Chinese intellectual property developed in the exercise of Dragon Boat’s rights under the agreement, including but not limited to improvements (including combination products), clinical trials, regulatory filings, and commercialization rights relating thereto. The Group also granted Dragon Boat a royalty-free license to use our other existing intellectual property and improvements thereto which are related to the Specified Project for the purposes of exploiting its rights and performing its obligations under the agreement. Dragon Boat will enjoy all the economic benefits deriving from the Specified Project in Greater China, including but not limited to patent transfer fee, licensing fee, sales revenue and sales commission, etc. and will pay the Group (i) certain high-six figure dollar milestone payments upon the achievement of certain milestones (including milestones of launch of pre-clinical safety evaluation animal test, obtaining Investigational New Drug (“IND”) approval in PRC and completion of clinical phase I test in PRC) and (ii) a single-digit percentage of net sales of the products that use the licensed antibody after such products enter the market.

Pursuant to the Dragon Boat ROW Agreement, the Group granted Dragon Boat a royalty-free license to use all intellectual property relating to (i) the collaboration under the agreement that the Group controlled before the Group entered into the agreement or acquired independently of the agreement and (ii) improvements thereto for the purposes of exploiting its rights and performing its obligations under the agreement. Any intellectual property generated independently by a party under the agreement will be solely owned by that party who generated such intellectual property, and any intellectual property generated from cooperation between the Group and Dragon Boat in connection with the collaboration will be jointly owned. The Group retain the ownership of patent rights of key intellectual property pertaining to the specified target outside of the Greater China. In addition, all the results obtained by Dragon Boat relating to the research and development of any new antibody developed under the agreement will be owned by Dragon Boat. The Group retains a majority of the economic benefits derived from the Dragon Boat ROW Agreement, including but not limited to any patent transfer fee, licensing fee and gains realized under such transfer. In case the Group intend to transfer to a third party our share of economic interests in any country outside of Greater China, the Group must notify Dragon Boat and Dragon Boat will receive a right of first refusal if it pays the Group a deposit equal to a low double-digit percentage of the consideration that the Group expects to receive from such third party. If Dragon Boat waives the right of first refusal, the Group can proceed with the transfer, provided that the final transaction price with the third party is not lower than the amount of the offering price that was included in our notice to Dragon Boat.

Under the 2019 Dragon Boat Agreements, the Group agreed not to (i) independently develop any monospecific antibodies that bind to the specified target or (ii) grant any rights associated with such antibodies to any third parties during the three-year period from the effective date of the agreements. The exclusivity obligation does not prevent the Group from (i) developing or granting any licenses to third parties for intellectual property that covers bispecific antibodies, ADCs, diagnostic antibodies, nano-particles and masked antibody against the specific target and (ii) continuing to provide antibody screening service that were commenced before the execution of the Dragon Boat Greater China Agreement and either party has the independent right to conduct combination therapy studies outside of the Greater China. Either nonbreaching party may terminate the 2019 Dragon Boat Agreements if the other party’s ability to comply with its obligations under the agreements is negatively affected by contingencies such as failure to maintain operation or changes in core project management and the other party fails to take effective remedial measures. Each agreement automatically terminates upon the termination of the other agreement. Upon the rescission or termination, Dragon Boat will return to the Group all the intellectual property, documents and data provided by the Group under the 2019 Dragon Boat Agreements.

In the event that the failure of the development of the product candidate solely arises from the Group’s research and development basis specified under this agreement, Dragon Boat has the right to claim back all the payment made to the Group. The risk of failure is considered remote upon recognition of revenue.

For the year ended December 31, 2019, no revenue was recognized for this agreement since the licensed product has not been transferred to Dragon Boat.

As of December 31, 2020, upfront fee of RMB4,000,000 (equivalent to approximately US$573,378) that was received by the Group was recorded as contract liabilities in the consolidated balance sheets, as the performance obligation had not been satisfied by the Group and no revenue was recognized.

During the year ended December 31, 2021, milestone fee of RMB4,000,000 (equivalent to approximately US$620,011) was received related to the launch of pre-clinical safety evaluation animal test and the receipt of IND approval in PRC. For the year ended December 31, 2021, a total of RMB8,000,000 (equivalent to approximately US$1,240,022), including the aforementioned upfront fee and milestone fee were recognized as licensing revenue in the consolidated statement of comprehensive loss as the performance obligation was satisfied by the Group and certain milestone events were achieved.

Signal Pharmaceuticals LLC Agreements

In January 2019, the Group entered into an agreement with Signal Pharmaceuticals LLC, a subsidiary of Celgene Corporation, for a purchase order of delivery of certain sequences with total consideration of US$480,000. For the year ended December 31, 2019, the Group recognized revenue of US$480,000 upon delivery of such sequences.

In October 2018 and May 2019, the Group entered into agreements with Signal Pharmaceuticals LLC, for purchase orders of for a purchase order of delivery of certain sequences with total consideration of US$237,500 and US$72,000, respectively. For the year ended December 31, 2020, the Group recognized revenue of US$309,500 upon delivery of such sequences.

For the year ended December 31, 2021, the Group did not enter into new agreements with Signal Pharmaceuticals LLC or recognize any additional revenue.

ADC Therapeutics SA License and Collaboration Agreements

In April 2019, the Group entered into a material transfer and collaboration agreement (the “ADCT Collaboration Agreement”) and a license agreement (the “ADCT License Agreement”) with ADC Therapeutics SA (“ADC Therapeutics”). These two agreements are combined as a single contract as the agreements were negotiated as a package with a single commercial objective.

ADCT Collaboration Agreement

Pursuant to the ADCT Collaboration Agreement, the Group agreed to generate masked antibodies with respect to up to two exclusive targets selected by ADC Therapeutics. Upon our delivery of certain initial results, ADC Therapeutics has the option to license the Group’s technology with respect to one or both targets as further detailed below. ADC Therapeutics has not yet exercised such options as of December 31, 2021.

Under the ADCT Collaboration Agreement, the Group is eligible to receive up to a low-seven-figure dollar amount in consideration for the Group’s exclusivity obligations, upon achievement of certain development milestones (including milestones of delivery of certain amino acid sequences and successful outcome of the first in-vivo study) and upon ADC Therapeutics’ election to proceed with development for the two elected targets. Apart from performance obligation to deliver the amino acid sequences of the corresponding masking peptides, the Group is not required to perform any additional research and development services. ADC Therapeutics has the right to terminate the ADCT Collaboration Agreement at any time and for any reason in its entirety or on a target-by-target basis upon thirty days’ prior written notice to the Group. Either party may terminate the ADCT Collaboration Agreement, in its entirety or on a target-by-target basis, upon the other party’s uncured material breach of the agreement or the other party’s insolvency-related events.

The Group also granted ADC Therapeutics an exclusive target reservation right for one year from the commencement of the agreement and an option to renewal for another year with a consideration of low-six-figure dollar amount.

ADCT License Agreement

Subject to the exercise of the options contained in the ADCT Collaboration Agreement, the Group has granted ADC Therapeutics, with respect to each elected target, an exclusive, worldwide, perpetual and irrevocable (subject only to the termination provisions) license (with the right to grant sublicenses) to develop, make, use, commercialize and import the antibody drug conjugates that comprise masked antibodies generated by the Group under these programs.

Under the ADCT License Agreement, if ADC Therapeutics exercises both of its options granted thereunder, the Group could be eligible to receive up to a low-nine-figure dollar amount in development and regulatory milestone payments upon the achievement of certain milestones (including milestones of successful completion of Good Laboratory Practice Toxicology studies, launch of clinical trials and start of commercial sales in difference countries and etc.) and up to a mid-eight-figure dollar amount in sales milestone payments, in addition to mid-single-digit percentage net sales-based tiered royalties on products licensed under the ADCT License Agreement, subject to certain reductions. Royalties, if any, will be payable on a country-by-country and product-by-product basis, until the earlier of (i) the tenth anniversary of the first commercial sale of such product or (ii) the expiration of the last-to-expire patent licensed under the agreement in such country, unless earlier terminated by the parties, following which any licenses granted to ADC Therapeutics under the ADCT License Agreement shall become fully paid up, perpetual and irrevocable.

ADC Therapeutics has the right to terminate the ADCT License Agreement before the expiration of the royalty term on a product-by-product basis or in its entirety (i) for any reason or no reason upon thirty days’ written notice to the Group, or (ii) if ADC Therapeutics chooses to discontinue the development or sale of the applicable licensed product worldwide. Each party has certain rights to terminate the ADCT License Agreement with prior written notice upon the other party’s uncured material breach or insolvency.

For the year ended December 31, 2019, no revenue was recognized as no performance obligation was satisfied.

For the year ended December 31, 2020, the Group recognized US$225,000 of licensing revenue upon delivery of such results. For the year ended December 31, 2020, the Group recognized US$100,000 as other income due to the expiration of exclusive target reservation right, which is not related to the Group’s major operation activity.

For the year ended December 31, 2021, the Group recognized US$225,000 of licensing revenue upon delivery of additional research results.

Exelixis, Inc. Agreement

In February 2021, the Group entered into a collaboration and license agreement (the “Exelixis Agreement”) with Exelixis, Inc. (“Exelixis”), pursuant to which the Group agreed to generate masked antibodies with its SAFEbody technology against an initial target selected and a second target to be selected by Exelixis. The Group will generate masked antibodies in the form of alternative compounds in accordance with the program plan for each target at its own cost and deliver the related data packages to Exelixis. Exelixis will select lead compounds (the “Lead Compounds”) to further develop, obtain regulatory approval and commercialize product(s) for each target (the “Products under the Exelixis Agreement”). Under the Exelixis Agreement, the Group will also grant Exelixis an exclusive, worldwide, sublicensable license (the “Adagene License”) upon delivery of the data package to research, develop, make, have made, sell, offer for sale, import and commercialize products containing the masked antibodies to be generated by the Group with respect to both targets. Exelixis will own the inventions relating to the Lead Compounds arising in connection with the Exelixis Agreement.

The Exelixis Agreement will remain effective until the expiration of the defined royalty terms of the Products under the Exelixis Agreement, unless terminated by either party. Exelixis may terminate the Exelixis Agreement for any or no reason, in its entirety or on a target-by-target basis. Any payment received by the Group before the termination shall be non-refundable.

Under the Exelixis Agreement, Exelixis agreed to pay the Group an upfront non-refundable fee of US$11,000,000. For each target, the Group will be eligible to receive up to US$127,500,000 of milestone payments conditioned upon achieving certain development and regulatory approval milestones, and up to $262,500,000 of sales-based milestone payments. In addition, the Group is also entitled to royalties of mid-single-digit percentage in respect of the aggregate annual net sales of the products developed under the Exelixis Agreement worldwide, subject to certain reductions.

The Group determined that generating masked antibodies with its SAFEbody technology is reflective of a vendor-customer relationship and therefore within the scope of ASC 606. Under the Exelixis Agreement, the delivery of data packages for each target, along with the Adagene License used to develop the related compounds, represents one performance obligation, as they are not distinct from each other. Transaction price is allocated to each one of the two performance obligations based on the relative standalone selling price method. The Group records revenue at a point in time, when the data packages for each target were delivered to Exelixis. Considering that the development, regulatory and sales-based milestone payments and the royalties are constrained, the transaction price shall initially only include upfront payment and the milestone payments that are considered probable. Subsequently, once the uncertainty associated with the milestone payments is resolved, the milestone payments shall be included in the total transaction price when it is no longer probable that a significant reversal of cumulative revenue would occur in future periods. The sales-based royalty and sales-based milestones promised in exchange for the Adagene License granted are recognized when (or as) the later of 1) the subsequent sale or usage occurs, or 2) the performance obligation to which some or all of the sales-based royalty or sales-based milestones being allocated has been satisfied (or partially satisfied).

As of December 31, 2021, the Group received US$11,000,000 upfront payment and recorded accounts receivable of US$3,000,000 milestone payment, which corresponds to the successful nomination of lead SAFEbody candidates for the initial target under the Exelixis Agreement. The milestone payment was subsequently received in January 2022. For the year ended December 31, 2021, US$8,500,000 was recognized as revenue upon delivery of data packages for the initial target and achievement of the milestone event.